SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about supplemental cash flow information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Depreciation included in exploration and evaluation assets	$ 42,093	$ 28,445	$ 16,771
Exploration and evaluation expenditures paid by Barrick	235,000	1,975,162	4,267,816
Fees paid by common shares, stock options or warrants	$ 231,095	$ 278,866	$ 264,119